Share Capital	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Share Capital
19.
SHARE CAPITAL

Share Capital Structure

As of December 31, 2025 and 2024, the authorized, issued and outstanding share capital was as follows:

	As of December 31, 2025			As of December 31, 2024
(in thousands)	Shares Authorized	Shares Issued	Shares Outstanding	Shares Authorized	Shares Issued	Shares Outstanding
Ordinary Shares	1,329,120	323,079	317,907	1,329,120	320,122	314,951
Special Shares	156,000	127,771	127,771	156,000	127,771	127,771

As of December 31, 2025 and 2024, total issued shares were 450.9 million and 447.9 million, respectively, at $0.01 par value per share, for total share capital of $4.5 million.

IPO and Warrants

On May 3, 2024, the Company closed its initial public offering (the “IPO”) of its ordinary shares. The Company issued 11.0 million ordinary shares at a public offering price of $24.00 per share. The Company received net proceeds of $243.9 million after deducting underwriting discounts and commissions of $13.2 million and other offering expenses of $6.9 million. In connection with the IPO, all outstanding preference shares and Series C Preference Shares converted into ordinary shares on a one-for-one basis (the “Conversion Event”). All authorized Series C Preference Shares, preference shares and non-voting ordinary shares were also redesignated into authorized ordinary shares.

Additionally, upon the consummation of the IPO, the liquidity condition of the RSUs granted prior to the IPO was satisfied, resulting in the vesting of 16.3 million outstanding RSUs. To satisfy the tax withholding requirements related to the vesting of these RSUs, the Company withheld 5.2 million ordinary shares (the “RSU Net Settlement”). Based on the IPO price of $24.00 per ordinary share, the RSU Net Settlement resulted in a $124.1 million increase in treasury shares.

Series C Preference Shares

The Company’s Series C Preference Shares were outstanding prior to the IPO. The Series C Preference Shares were accounted for as a financial liability as certain conversion features were not within the Company’s control and could have been cash settled. The equity conversion features were bifurcated from the liability as an embedded derivative (the “Private Placement derivative”), which was carried at fair value with changes in value recognized in the consolidated statements of operations. For the year ended December 31, 2023, the Company recognized a Private Placement derivative loss of $2,007.1 million. For the year ended December 31, 2024, the Company recognized Private Placement derivative losses of $364.2 million related to the remeasurement of the Private Placement derivative prior to the Conversion Event. As of the Conversion Event, the values of the Private Placement derivative and the Private Placement liability were $3,005.0 million and $1,398.0 million, respectively. The Private Placement liability and the Private Placement derivative were derecognized as of the Conversion Event, which resulted in a $1.8 million increase in share capital and a $4,401.1 million increase in share premium.

Additionally, prior to the IPO, in preference to the holders of the ordinary shares, non-voting ordinary shares, special shares and preference shares, the Series C Preference Shares were entitled to receive the Series C Preferential Dividend (defined below). For the year ended December 31, 2024, the Company recognized $28.6 million in interest expense related to the Series C Preferential Dividend, which was paid prior to the IPO in the second quarter of 2024. For the year ended December 31, 2023, the Company recognized $85.0 million in interest expense related to the Series C Preferential Dividend.

Warrants

In connection with the issuance of the Series C Preference Shares, the Company issued two warrants for 8.7 million ordinary shares to VCAP. The vesting period for each warrant expired upon the later of February 8, 2026, or the sale, distribution or other transfer of 100% of TPG’s or CPP Investments’ equity investment in the Company. Each warrant was tied to either TPG’s or CPP Investments’ equity investment in the Company and the number of warrants that vested was based on either the proceeds from a sale of their equity investment or the trading price of the Company’s ordinary shares starting 180 days after the IPO, with 0% vesting at $15.38 or lower price per ordinary share and 100% vesting at $23.08 or higher price per ordinary share. The warrants had an exercise price of $0.01. The warrants were accounted for as a financial liability because the terms required the Company to potentially issue a variable number of ordinary shares in the future. The warrant liability was carried at fair value with changes in value recognized through other financial (loss) income in the consolidated statements of operations. For the years ended December 31, 2024 and 2023, the Company recognized losses of $261.6 million and $107.7 million, respectively, on remeasurement of the warrant liability. In November 2024, 100% of the warrants vested based on the trading price of the Company’s ordinary shares and VCAP exercised 100% of the warrants. Upon the exercise, the Company issued 8.7 million ordinary shares and the warrant liability was no longer outstanding.

Rights and preferences of share capital under the Prior Bye-Laws

Dividend Rights

In February 2021, the Company issued 184.3 million Series C Preference Shares (the “Series C Financing”). In connection with closing the Series C Financing, the Company adopted the Third Amended and Restated Bye-Laws (the “Prior Bye-Laws”).

In preference to the holders of the ordinary shares, non-voting ordinary shares, special shares and preference shares (the “Junior Shares”), the Series C Preference Shares were entitled to receive dividends at a specified rate per annum (the “Series C Preferential Dividend”). As the Series C Shares were accounted for as financial liabilities, the Series C Preferential Dividend was recognized as interest expense in the consolidated statements of operations. See additional discussion below under the caption Dividend Activity for activity related to the Series C Preferential Dividend.

As long as the Series C Preference Shares were outstanding, dividends could not be declared or paid on the Junior Shares without the approval of the holders of at least a majority of the outstanding Series C Preference Shares unless certain conditions were met. Ordinary shares and special shares were entitled to dividends proportionately according to the number of shares held. Preference Shares were entitled to a cumulative dividend per year equal to the greater of (1) $0.01 per Preference Share or (2) the dividends paid per year on each ordinary share. Non-Voting ordinary shares were not entitled to dividends.

Conversion

Each Series C Preference Share was convertible to ordinary shares based on a conversion rate specified in the Prior Bye Laws, at any time at the holder’s option and would automatically convert upon certain events described in the Prior Bye-Laws.

Each preference share and non-voting ordinary share would automatically convert into an ordinary share immediately prior to the listing of the ordinary shares on a stock exchange, or upon the transfer or disposal of 51% or more of the ordinary shares or 51% or more of the value of the Company’s assets to an entity that was not an affiliate of the Company.

Dividend Activity

For the year ended December 31, 2024, the Company recognized $28.6 million in interest expense related to the Series C Preferential Dividend, which was also declared and paid in full. For the year ended December 31, 2024, the Company declared and paid dividends of $7.2 million to ordinary shares and $11.0 million to special shares and preference shares.

For the year ended December 31, 2023, the Company recognized $85.0 million in interest expense related to the Series C Preferential Dividend, which was also declared and paid in full. For the year ended December 31, 2023, the Company declared and paid dividends of $20.6 million to ordinary shares and $28.7 million to special shares and preference shares.

The Company has not declared or paid any dividends subsequent to the IPO. Dividends declared and paid per share for the years ended December 31, 2024 and 2023, are presented in the table below. All dividends were declared and paid prior to the IPO and reflect the classes of shares outstanding at the time of the respective dividends.

	Year Ended December 31,
	2024	2023
(in USD)
Ordinary Shares	$0.08	$0.22
Special Shares	$0.08	$0.22
Preference Shares	$0.35	$0.22
Series C Preference Shares	$0.16	$0.46